Fair Value - Summary of Valuation Techniques and Inputs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Financial assets at fair value through other comprehensive income	₩ 258,516	₩ 557,342
Other financial assets
Financial assets at fair value through profit or loss	809,919	632,324
Derivative financial assets for hedging	7,684	58,576
Investment properties	1,368,453	1,387,430	₩ 1,091,084
Other financial liabilities
Financial liabilities at fair value through profit or loss	2,682	38
Derivative financial liabilities for hedging	127,929	20,096
Level 2 [Member]
Other financial assets
Derivative financial assets for hedging	₩ 7,684	₩ 58,576
Other financial liabilities
Valuation techniques	DCF Model
Valuation techniques		DCF Model
Level 2 [Member] | Financial assets at fair value through profit or loss [member]
Other financial liabilities
Valuation techniques		DCF Model
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member]
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member] | Trades and other receivables [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 1,118,619	₩ 1,256,266
Level 2, 3 [Member]
Other financial liabilities
Derivative financial liabilities for hedging	₩ 127,929	20,096
Valuation techniques	Hull-White model, DCF Model
Level 2, 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial assets
Financial assets at fair value through profit or loss	₩ 763,470	₩ 632,092
Other financial liabilities
Valuation techniques	DCF Model, Adjusted net asset model	DCF Model, Adjusted net asset model
Valuation techniques	DCF Model, Binomial Option Pricing
Level 2, 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 252,910	₩ 550,604
Other financial liabilities
Valuation techniques	DCF Model, Comparable Company Analysis	DCF Model, Comparable Company Analysis
Level 3 [Member]
Other financial assets
Investment properties	₩ 2,645,482	₩ 2,304,583
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial liabilities
Financial liabilities at fair value through profit or loss	₩ 2,682	₩ 38